Leases - Right of use assets and lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets - Property and equipment
Right-of-use assets	€ 51,394	€ 20,409	€ 22,905
Lease liabilities - Loans and borrowings
Current	9,537	7,302
Non-current	40,414	14,712
Office buildings
Right-of-use assets - Property and equipment
Right-of-use assets	51,394	20,409
Other facilities and equipment
Right-of-use assets - Property and equipment
Right-of-use assets	€ 318	€ 259